Related party transactions and balances	12 Months Ended
Dec. 31, 2020
Related party transactions and balances
Note 10 - Related party transactions and balances

The following is a summary of related parties’ balances as of December 31, 2020 and 2019:

		As of December 31,	As of December 31,
Account	Name of related parties	2020	2019
Amount due from related parties
	Andreas Spiegler, CEO, Principal Accounting Officer & Principal Financial Officer	12,750	-
Total		$12,750	$-

Amounts due to related parties
	PlanET China	30,407	32,310
Total		$30,407	$32,310